Pay vs Performance Disclosure	12 Months Ended
	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. For further information concerning the Company’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, please see the “Executive Compensation — Compensation Discussion and Analysis” section of this proxy statement.

Pay vs Performance Table

	Summary Comp Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Comp Table Total for Non- PEO NEOs	Average Compensation Actually Paid for Non- PEO NEOs	Value of $100 initial investment based on		PANW Net Income (in millions)	Annual Billings Growth
Year					PANW TSR	Peer Group TSR
(1)	(2)	(3)	(2)	(4)	(5)	(6)	(7)	(8)
2023	$151,425,203	$266,368,755	$12,145,914	$31,768,696	$293.01	$167.84	$439.7	23.1%
2022	$10,410,477	$208,514,831	$8,058,186	$56,805,285	$195.02	$132.31	-$267.0	37.0%
2021	$23,283,858	$219,731,970	$10,279,163	$54,811,159	$155.93	$140.03	-$498.9	26.7%

Company Selected Measure Name	annual billings growth
Named Executive Officers, Footnote [Text Block]
(1)	During each of the years presented, our PEO was Nikesh Arora. During fiscal 2023 and fiscal 2022, our non-PEO NEOs were Dipak Golechha, William “BJ” Jenkins, Lee Klarich and Nir Zuk. During fiscal 2021, our non-PEO NEOs were Dipak Golechha, Lee Klarich, Amit Singh, Luis Felipe Visoso and Nir Zuk.

Peer Group Issuers, Footnote [Text Block]
(6)	Pursuant to Item 402(v) of Regulation S-K, assumes $100 was invested on July 31, 2020 in the stocks represented by the peer group and reinvestment of dividends. The peer group consists of the S&P 500 Information Technology Index, an independently prepared index, which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended July 31, 2023.

PEO Total Compensation Amount	$ 151,425,203	$ 10,410,477	$ 23,283,858
PEO Actually Paid Compensation Amount	$ 266,368,755	208,514,831	219,731,970
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	“Compensation actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the “compensation actually paid” to our PEO during each year in the table.

PEO

	2023		2022		2021
Total Reported in SCT for the covered fiscal year		$151,425,203		$10,410,477		$23,283,858
Less, grant date fair value of equity awards reported in SCT for the covered fiscal year	-$	145,374,318	-$	7,007,348	-$	20,355,789
Plus, fair value (as of the end of the covered fiscal year) of equity awards granted in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year, computed in accordance with ASC Topic 718		$207,303,528		$15,010,593		$67,895,182
Plus, change in fair value (from the end of the prior fiscal year to the end of the covered fiscal year) of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, computed in accordance with ASC Topic 718		$47,372,535		$25,242,815		$124,376,337
Plus, fair value (as of the vesting date) of equity awards that are granted and vested in the covered fiscal year, computed in accordance with ASC Topic 718		$0		$0		$0
Plus, change in fair value (from the end of the prior fiscal year to the vesting date) of equity awards granted in any prior fiscal year that vested in the covered fiscal year, computed in accordance with ASC Topic 718		$5,641,807		$164,858,294		$24,532,382
Less, fair value (as of the end of the prior fiscal year) of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year, computed in accordance with ASC Topic 718		$0		$0		$0
Total Adjustments		$114,943,552		$198,104,354		$196,448,112
Compensation Actually Paid		$266,368,755		$208,514,831		$219,731,970

Non-PEO NEO Average Total Compensation Amount	$ 12,145,914	8,058,186	10,279,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 31,768,696	56,805,285	54,811,159
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	“Compensation actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the average “compensation actually paid” to our non-PEO NEOs during each year in the table.

Non-PEO NEOs

	2023		2022			2021
Average of total reported in SCT for the covered fiscal year		$12,145,914		$8,058,186		$10,279,163
Less, average grant date fair value of equity awards reported in SCT for the covered fiscal year	-$	10,660,724	-$	6,502,576	-$	9,117,307
Plus, average fair value (as of the end of the covered fiscal year) of equity awards granted in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year, computed in accordance with ASC Topic 718		$22,857,122		$11,771,915		$17,714,393
Plus, average change in fair value (from the end of the prior fiscal year to the end of the covered fiscal year) of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, computed in accordance with ASC Topic 718		$8,469,904		$11,633,271		$33,836,535
Plus, average fair value (as of the vesting date) of equity awards that are granted and vested in the covered fiscal year, computed in accordance with ASC Topic 718		$0		$0		$0
Plus, average change in fair value (from the end of the prior fiscal year to the vesting date) of equity awards granted in any prior fiscal year that vested in the covered fiscal year, computed in accordance with ASC Topic 718	-$	1,043,520		$31,844,489		$4,733,071
Less, average fair value (as of the end of the prior fiscal year) of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year, computed in accordance with ASC Topic 718		$0		$0	-$	2,634,696
Total Adjustments		$19,622,782		$48,747,099		$44,531,996
Average Compensation Actually Paid		$31,768,696		$56,805,285		$54,811,159

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP VS. TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP VS. NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP VS. ANNUAL BILLINGS GROWTH
Tabular List [Table Text Block]
Financial Performance Measures
●	Annual Billings Growth
●	Annual Revenue Growth
●	Company’s Relative TSR Percentile Rank (how the Company’s TSR compares to the TSRs of the companies that are a component of the S&P 500 Index on the last day of fiscal 2023)
●	Non-GAAP Organic Operating Margin

Total Shareholder Return Amount	$ 293.01	195.02	155.93
Peer Group Total Shareholder Return Amount	167.84	132.31	140.03
Net Income (Loss) Attributable to Parent	$ 439,700,000	$ (267,000,000.0)	$ (498,900,000)
Company Selected Measure Amount	0.231	0.370	0.267
PEO Name	Nikesh Arora	Nikesh Arora	Nikesh Arora
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual Billings Growth
Non-GAAP Measure Description [Text Block]
(8)	We have selected annual billings growth as the Company-Selected Measure because it is a core driver of our performance and stockholder value creation and, accordingly, was utilized as a performance measure in the PSUs granted in fiscal 2023. Annual billings growth is the percentage increase in billings in a fiscal year over the billings in the immediately preceding fiscal year. For these purposes, billings is the amount of billings reported on our annual report on Form 10-K.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company’s Relative TSR Percentile Rank (how the Company’s TSR compares to the TSRs of the companies that are a component of the S&P 500 Index on the last day of fiscal 2023)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Organic Operating Margin
P E O Less Grant Date Fair Value Of Equity Awards Reported In S C T For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (145,374,318)	$ (7,007,348)	$ (20,355,789)
P E O Plus Fair Value As Of The End Of The Covered Fiscal Year Of Equity Awards Granted In The Covered Fiscal Year That Are Unvested And Outstanding As Of The End Of The Covered Fiscal Year Computed In Accordance With A S C Topic 718 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	207,303,528	15,010,593	67,895,182
P E O Plus Change In Fair Value From The End Of The Prior Fiscal Year To The End Of The Covered Fiscal Year Of Equity Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,372,535	25,242,815	124,376,337
P E O Plus Fair Value As Of The Vesting Date Of Equity Awards That Are Granted And Vested In The Covered Fiscal Year Computed In Accordance With A S C Topic 718 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Plus Change In Fair Value From The End Of The Prior Fiscal Year To The Vesting Date Of Equity Awards Granted In Any Prior Fiscal Year That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,641,807	164,858,294	24,532,382
P E O Less Fair Value As Of The End Of The Prior Fiscal Year Of Equity Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions In The Covered Fiscal Year Computed In Accordance With A S C Topic 718 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	114,943,552	198,104,354	196,448,112
Non P E O N E O Less Average Grant Date Fair Value Of Equity Awards Reported In S C T For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,660,724)	(6,502,576)	(9,117,307)
Non P E O N E O Plus Average Fair Value As Of The End Of The Covered Fiscal Year Of Equity Awards Granted In The Covered Fiscal Year That Are Unvested And Outstanding As Of The End Of The Covered Fiscal Year Computed In Accordance With A S C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,857,122	11,771,915	17,714,393
Non P E O N E O Plus Average Change In Fair Value From The End Of The Prior Fiscal Year To The End Of The Covered Fiscal Year Of Equity Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,469,904	11,633,271	33,836,535
Non P E O N E O Plus Average Fair Value As Of The Vesting Date Of Equity Awards That Are Granted And Vested In The Covered Fiscal Year Computed In Accordance With A S C Topic 718 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Plus Average Change In Fair Value From The End Of The Prior Fiscal Year To The Vesting Date Of Equity Awards Granted In Any Prior Fiscal Year That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,043,520)	31,844,489	4,733,071
Non P E O N E O Less Average Fair Value As Of The End Of The Prior Fiscal Year Of Equity Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions In The Covered Fiscal Year Computed In Accordance [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(2,634,696)
Non P E O N E O Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 19,622,782	$ 48,747,099	$ 44,531,996